Income Taxes - Reconciliation of Federal Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Statutory federal corporate tax rate	35.00%	35.00%	35.00%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(0.90%)	(1.00%)	(1.70%)
Bank owned life insurance	(1.60%)	(1.50%)	(2.30%)
Tax credits (low income housing)	(6.10%)	(5.20%)	(6.70%)
State income tax expense, net of federal benefit	0.00%	4.70%	(3.00%)
Valuation allowance, net of federal benefit	0.00%	(1.30%)	2.00%
Other	(1.80%)	(1.20%)	(1.00%)
Effective tax rate	24.60%	29.50%	22.30%